Annual Total Returns [BarChart] - Carillon Scout International Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	(12.35%)
Annual Return 2012	21.28%
Annual Return 2013	13.14%
Annual Return 2014	(4.36%)
Annual Return 2015	(4.47%)
Annual Return 2016	6.82%
Annual Return 2017	23.40%
Annual Return 2018	(16.89%)
Annual Return 2019	27.40%
Annual Return 2020	4.38%